BASIS OF PREPARATION	12 Months Ended
Jul. 31, 2014
Basis Of Preparation
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Generally accepted accounting principles

These financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“US GAAP”) for financial information with the instructions to Form 10-K and Regulation S-K.  Results are not necessarily indicative of results which may be achieved in the future.

Use of Estimates

The preparation of these financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties and the recognition of deferred tax assets based on the change in unrecognized deductible temporary tax differences.  Actual results could differ from those estimates, and would impact future results of operations and cash flows.